EVENTS AFTER THE REPORTING PERIOD (Details) - CNY (¥) ¥ / shares in Units, ¥ in Billions	Mar. 20, 2018	Jan. 18, 2018
Short-term bonds | Issuance of short-term bonds
EVENTS AFTER THE REPORTING PERIOD
Face value		¥ 3
Par value (RMB per unit)		¥ 100.00
Interest rate (as a percent)		4.70%
2021 medium-term 5.55% note | Issuance of medium term notes
EVENTS AFTER THE REPORTING PERIOD
Face value	¥ 2
Par value (RMB per unit)	¥ 100.00
Interest rate (as a percent)	5.55%